TAXATION - Composition of income tax expense (Details) - 12 months ended Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
TAXATION
Income tax expense	¥ 110	$ 16
PRC
TAXATION
Current income tax expense PRC	¥ 110	$ 16